Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Contingencies [Abstract]
CONTINGENCIES

NOTE 16 — CONTINGENCIES

As of September 30, 2024 and 2023, the Company was not a party to any legal or administrative proceedings.

First Fertility Bishkek LLC (“FFB”), the Company incorporated in Kyrgyzstan, did not report the current year tax to the tax authority till the reporting date since 2023. The late tax filing may lead to contingent tax penalty as of September 30, 2024. The tax return is not yet filed so it is not possible to give the Company evaluation of the likelihood of the outcome or estimate the possible amount of tax penalty. The contingent tax penalty is reasonably possible and estimated at $486,706. Thus, no futher provision was made. Except the potential tax issue, the Company concludes that there was no contingent liability, either individually or in the aggregate, that could have resulted in an unfavorable outcome with a material adverse effect on the Company’s results of operations, consolidated financial condition, or cash flows.

NOTE 18 — CONTINGENCIES

As of December 31, 2023 and 2022, the Company was not a party to any legal or administrative proceedings.

First Fertility Bishkek LLC (“FFB”), the Company incorporated in Kyrgyzstan, did not report the current year tax   to the tax authority till the reporting date since 2023. The late tax filing may lead to contingent tax penalty as of December 31, 2023. Since FFB had no profit for the year ended December 31, 2023, the tax department may not issue tax return at current tax position. The tax return is not yet filed so it is not possible to give the Company evaluation of the likelihood of the outcome or estimate the possible amount of tax penalty. The contingent tax penalty is reasonably possible and estimated at $486,706. Thus, no provision was made. Except the potential tax issue, the Company concludes that there was no contingent liability, either individually or in the aggregate, that could have resulted in an unfavorable outcome with a material adverse effect on the Company’s results of operations, consolidated financial condition, or cash flows.